Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
6 .	PROPERTY AND EQUIPMENT, NET
Property and equipment, net consisted of the following:

	As of December 31,

	2023	2024
	RMB	RMB
Computer equipment	781,377	789,516
Office equipment	184,228	181,055
Vehicles	3,584	3,584
Buildings	—	9,888
Land	—	32,100
Construction in progress	547,384	760,411
Leasehold improvement	135,977	149,398
Less: accumulated depreciation	(993,401)	(1,029,382)
Exchange difference	(116)	466

	659,033	897,036

Depreciation expenses charged to the consolidated statements of operations for the years ended December 31, 2022, 2023 and 2024 were RMB107,015, RMB74,492 and RMB52,847, respectively. As of December 31, 2023 and 2024, constructions in progress in the amount of RMB547,384 and RMB760,411 were primarily relating to the construction of office buildings.